Fair value measurements - Fair value nonrecurring (Details) - Fair Value, Nonrecurring - Level 3	Dec. 31, 2022 $ / Mcf $ / bbl
Oil commodity prices per barrel 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contract prices | $ / bbl	79.12
Oil commodity prices per barrel 2027
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contract prices | $ / bbl	64.14
Natural gas commodity prices per Mcf 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contract prices | $ / Mcf	4.26
Natural gas commodity prices per Mcf 2027
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative contract prices | $ / Mcf	4.50